Cover Page	Sep. 19, 2024	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2024
Entity Registrant Name	Travelzoo
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50171
Entity Tax Identification Number	36-4415727
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	484-4900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TZOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001133311
Amendment Flag	false